5. Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
5. Loans Payable

During 2009, the Company received advances aggregating $200,000 from three individuals.  Of the total funds received, $50,000 was received from a related party.  From the date the funds were received through the date the loans were converted into convertible promissory notes payable, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due.  As of December 31, 2011, the entire balance of the loans payable is included in long-term liabilities as the Company, in February 2012, has converted the loans into long-term convertible notes payable (See Notes 6 and 11).

During 2009, the Company received advances aggregating $200,000 from three individuals.  Of the total funds received, $50,000 was received from a related party.  During 2011 and 2010, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due as of each balance sheet date presented.  As of December 31, 2011 and 2010, the entire balance of the loans payable is included in long-term liabilities as the Company has subsequent to December 31, 2011 converted the loans into long-term convertible notes payable (See Notes 15 and 16).